Information Regarding Geographical Area and Major Customers - Customer (Detail) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Total product sales	€ 39,825	€ 27,630	€ 21,734
Percentage of revenue	100.00%	100.00%	100.00%
Customer a [Member]
Segment Reporting Information [Line Items]
Total product sales	21,196	13,062	12,099
Percentage of revenue	53.00%	47.00%	56.00%
Customer b [Member]
Segment Reporting Information [Line Items]
Total product sales	4,640	3,154	3,112
Percentage of revenue	12.00%	11.00%	14.00%
Customer c [Member]
Segment Reporting Information [Line Items]
Total product sales	2,850	2,671	917
Percentage of revenue	7.00%	10.00%	4.00%
Customer d [Member]
Segment Reporting Information [Line Items]
Total product sales	2,645	2,226	2,622
Percentage of revenue	7.00%	8.00%	12.00%
Customer e [Member]
Segment Reporting Information [Line Items]
Total product sales	1,922	1,343	840
Percentage of revenue	5.00%	5.00%	4.00%
Customer f [Member]
Segment Reporting Information [Line Items]
Total product sales	1,841	1,132	0
Percentage of revenue	5.00%	4.00%	0.00%
Customer g [Member]
Segment Reporting Information [Line Items]
Total product sales	1,747	997	0
Percentage of revenue	4.00%	4.00%	0.00%
Customer h [Member]
Segment Reporting Information [Line Items]
Total product sales	1,114	923	1,137
Percentage of revenue	3.00%	3.00%	5.00%
Customer i [Member]
Segment Reporting Information [Line Items]
Total product sales	617	637	0
Percentage of revenue	2.00%	2.00%	0.00%
Customer j [Member]
Segment Reporting Information [Line Items]
Total product sales	382	471	599
Percentage of revenue	1.00%	2.00%	3.00%
Other Customers [Member]
Segment Reporting Information [Line Items]
Total product sales	€ 871	€ 1,014	€ 408
Percentage of revenue	1.00%	4.00%	2.00%